Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Mar. 31, 2025
Notes to Financial Statements
SEC Schedule, 12-09, Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]

Schedule II

VALUATION AND QUALIFYING ACCOUNTS

(In thousands)

Seneca Foods Corporation

	Balance at	Charged /	Charged to	Deductions		Balance
	beginning	(credited)	other	from		at end
	of period	to income	accounts	reserve		of period
Year-ended March 31, 2023:
Allowance for doubtful accounts	$54	$(20)	$-	$-	(a)	$34
Income tax valuation allowance	$3,931	$1,076	$-	$-		$5,007

Year-ended March 31, 2024:
Allowance for doubtful accounts	$34	$289	$-	$270	(a)	$53
Income tax valuation allowance	$5,007	$(123)	$-	$-		$4,884

Year-ended March 31, 2025:
Allowance for doubtful accounts	$53	$(128)	$-	$(146)	(a)	$71
Income tax valuation allowance	$4,884	$(1,165)	$-	$-		$3,719

(a) Accounts written off, net of recoveries.